UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McCutchen Group, LLC
Address: 925 Fourth Avenue, Suite 2288
         Seattle, WA  98104

13F File Number:  028-14925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ms. Sara M. Taylor
Title:     Chief Compliance Officer
Phone:     206-816-6850

Signature, Place, and Date of Signing:

 /s/  Sara M. Taylor     Seattle, WA     February 12, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $114,463 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     6926   167493 SH       SOLE                   167493        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    11143   195964 SH       SOLE                   195964        0        0
ISHARES TR                     COHEN&ST RLTY    464287564      996    12678 SH       SOLE                    12678        0        0
ISHARES TR                     RUSSELL 3000     464287689    12663   149539 SH       SOLE                   149539        0        0
ISHARES TR                     DJ US REAL EST   464287739      529     8181 SH       SOLE                     8181        0        0
ISHARES TR                     S&PCITI1-3YRTB   464288125      261     2690 SH       SOLE                     2690        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2351    14513 SH       SOLE                    14513        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      296     2075 SH       SOLE                     2075        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     8635   131232 SH       SOLE                   131232        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      330     4084 SH       SOLE                     4084        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    17110   233489 SH       SOLE                   233489        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    30462   665834 SH       SOLE                   665834        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     6753   151654 SH       SOLE                   151654        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    16008   454384 SH       SOLE                   454384        0        0